Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Components of Property and Equipment

The following table presents the components of property and equipment, net as of December 31, 2019 and September 30, 2020 (in thousands):

	DECEMBER 31, 2019	SEPTEMBER 30, 2020
Computer hardware and software	$146	$74
Machinery and equipment	1,698	40
Furniture and fixtures	36	9
Leasehold improvements	429	19

	2,309	142

Less: accumulated depreciation and amortization	(1,449)	(97)

Total property and equipment, net	$860	$45

Components of Accrued Expenses and Other Current Liabilities

The following table presents the components of accrued expenses and other current liabilities as of December 31, 2019 and September 30, 2020 (in thousands):

	DECEMBER 31, 2019	SEPTEMBER 30, 2020
Accrued professional fees	$122	$345
Accrued compensation	924	1,124
Accrued clinical and nonclinical study costs	—	629
Accrued contract manufacturing	53	867
Other	137	240

Total accrued expenses and other current liabilities	$1,236	$3,205

Predecessor Company
Schedule of Components of Property and Equipment

The following table presents the components of property and equipment, net as of December 31, 2018 and December 31, 2019 (in thousands):

	DECEMBER 31,
	2018	2019
Computer hardware and software	$117	$146
Machinery and equipment	1,374	1,698
Furniture and fixtures	36	36
Leasehold improvements	429	429
Construction in progress	20	—

	1,976	2,309
Less: accumulated depreciation and amortization	(1,020)	(1,449)

Total property and equipment, net	$956	$860

Components of Accrued Expenses and Other Current Liabilities

The following table presents the components of accrued expenses and other current liabilities as of December 31, 2018 and December 31, 2019 (in thousands):

	DECEMBER 31,
	2018	2019
Payroll and related liabilities	$62	$60
Accrued bonus	745	864
Accrued legal costs	98	122
Early exercise liability	105	27
Other	166	163

Total accrued expenses and other current liabilities	$1,176	$1,236